Financial Risk Management Objectives and Policies - Schedule of Gross Carrying Amounts for Financial Assets (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Schedule of Gross Carrying Amounts for Financial Assets [Line Items]
Accounts receivable	[1]	$ 13,644,371	$ 17,346,035
Contract assets	[1]	11,825,444	16,024,969
Financial assets included in deposits and other receivables
Financial assets included in deposits and other receivables - Normal	[2]	639,444	808,679
Pledged bank deposits - Not yet past due		185,336	188,745
Cash and cash equivalents - Not yet past due		42,521,520	68,641,016
Total		68,816,115	103,009,444
12-month ECLs Stage 1 [Member]
Schedule of Gross Carrying Amounts for Financial Assets [Line Items]
Accounts receivable	[1]
Contract assets	[1]
Financial assets included in deposits and other receivables
Financial assets included in deposits and other receivables - Normal	[2]	639,444	808,679
Pledged bank deposits - Not yet past due		185,336	188,745
Cash and cash equivalents - Not yet past due		42,521,520	68,641,016
Total		43,346,300	69,638,440
Lifetime ECLs Stage 2 [Member]
Schedule of Gross Carrying Amounts for Financial Assets [Line Items]
Accounts receivable	[1]
Contract assets	[1]
Financial assets included in deposits and other receivables
Financial assets included in deposits and other receivables - Normal	[2]
Pledged bank deposits - Not yet past due
Cash and cash equivalents - Not yet past due
Total
Lifetime ECLs Stage 3 [Member]
Schedule of Gross Carrying Amounts for Financial Assets [Line Items]
Accounts receivable	[1]
Contract assets	[1]
Financial assets included in deposits and other receivables
Financial assets included in deposits and other receivables - Normal	[2]
Pledged bank deposits - Not yet past due
Cash and cash equivalents - Not yet past due
Total
Lifetime ECLs Simplified approach [Member]
Schedule of Gross Carrying Amounts for Financial Assets [Line Items]
Accounts receivable	[1]	13,644,371	17,346,035
Contract assets	[1]	11,825,444	16,024,969
Financial assets included in deposits and other receivables
Financial assets included in deposits and other receivables - Normal	[2]
Pledged bank deposits - Not yet past due
Cash and cash equivalents - Not yet past due
Total		$ 25,469,815	$ 33,371,004

[1]	For accounts receivable and contract assets to which the Group applies the simplified approach for impairment, information is disclosed in notes 14 and 15 to the financial statements.
[2]	The credit quality of financial assets included in deposits and other receivables is considered to be “normal” when it is not past due and there is no information indicating that the financials had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.